SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Net intangible assets, subject to amortization	$ 8,323,460	$ 8,575,235	$ 5,043,021	$ 456,365
Amortization expense for intangible assets		$ 642,786	243,344
Contract-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	11 years	11 years
Net intangible assets, subject to amortization	$ 7,306,981	$ 7,492,761	4,394,670	395,287
Amortization expense for intangible assets		$ 476,905	180,617
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years	5 years
Net intangible assets, subject to amortization	$ 1,016,479	$ 1,082,474	648,351	$ 61,078
Amortization expense for intangible assets		$ 165,881	$ 62,727